Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement
Revenues	$ 10,819,916	$ 10,931,188	$ 7,425,707
Cost of Goods Sold	6,237,469	6,022,192	4,229,215
Gross Profit	4,582,447	4,908,996	3,196,492
Expenses
Office and administration	2,486,186	2,278,467	2,243,413
Management compensation	720,500	720,003	720,923
Research	1,124,831	1,068,708	1,697,497
Marketing	394,933	409,256	353,010
Travel	141,996	111,235	64,419
Accounting and legal	280,102	518,543	271,613
Share-based expense	129,490	163,051	133,645
Consulting	461,470	318,846	325,024
Investor relations	84,000	84,000	84,000
Foreign exchange (gain) loss	(32,660)	55,231	(78,428)
Amortization	87,875	399,652	437,865
Bad debts	0	0	2,000
Total Expenses	5,878,723	6,126,992	6,254,981
Loss Before the Following:	(1,296,276)	(1,217,996)	(3,058,489)
Gain on repurchase of RSUs	40,785	45,806	0
Gain on revaluation of derivative warrant liability	3,665	263,446	658,626
Gain (loss) on sale of property, plant and equipment	0	(20,602)	8,389
Write-off of inventory	(214,225)	(260,040)	(117,403)
Unit issuance costs	0	0	(77,051)
Termination settlement	(465,360)	0	0
Loss Before Taxes:	(1,931,411)	(1,189,386)	(2,585,928)
Income Tax Expense
Current	170,475	166,031	172,639
Net Loss and Comprehensive Loss for the Year	$ (2,101,886)	$ (1,355,417)	$ (2,758,567)
Basic Loss Per Share (in dollar per share)	$ (0.04)	$ (0.02)	$ (0.05)
Diluted Loss Per Share (in dollar per share)	$ (0.04)	$ (0.02)	$ (0.05)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	54,337,995	54,320,086	53,082,689
Diluted (in shares)	54,337,995	54,320,086	53,082,689